13FCON P 11/20/03

CONFIDENTIAL

99 04 6084

NON-PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the calendar year or quarter ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED and CONFIDENTIAL TREATMENT DENIED

Institutional Investment Manager Filing this Report:

Name: Staro Asset Management, L.L.C.
Address: 1500 W. Market Street
Suite 200
Mequon, WI 53092

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
JAN 23 2004
THOMSON FINANCIAL

Name: Michael A. Roth
Title: Managing General Partner
Phone: (414) 241-1810

Signature, Place, and Date of Signing:

Michael A. Roth Mequon, WI November 11, 1999

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

CONFIDENTIAL

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 163

Form 13F Information Table Value Total: $821,087 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

CONFIDENTIAL

Form 13F
STARO ASSET MANAGEMENT

Column 1: Name of Issuer	Column 2: Title of Class	Column 3: CUSIP Number	Column 4: Fair Market Value (X$1000)	Column 5: Shares or Principal Amount	Column 5: Shares/ Prn. Amt.	Column 5: Put/ Call	Column 6: Investment Discretion	Column 7: Other Managers	Column 8: Voting Authority Sole	Column 8: Voting Authority Shared	Column 8: Voting Authority None
Affymetrix Inc	Common	00826T108	$2,107	21,400	SH		Sole		X		
Standard Automotive Corp.	Common	853097103	$534	45,000	SH		Sole		X		
Standard Automotive Corp.	Preferred	853097202	$1,332	111,000	SH		Sole		X		
American Tower Corp.	Common	029912201	$2,193	112,100	SH		Sole		X		
American Tower Corp.	Option	029912901	$196	100		Call	Sole		X		
Amazon.com Inc.	Common	023135106	$15,988	200,000	SH		Sole		X		
America Online Inc.	Option	02364J904	$5,200	500		Call	Sole		X		
Axent Technologies Inc.	Common	05459C108	$299	23,100	SH		Sole		X		
Bard (C.R.) Inc.	Common	067383109	$471	10,000	SH		Sole		X		
Budget Group Inc.	Option	119003901	$247	350		Call	Sole		X		
Breed Technologies Inc.	Common	106702103	$431	283,700	SH		Sole		X		
BJ Services Co.	Warrant	055482111	$2,762	79,200	SH		Sole		X		
Cal Fed Bank	Right	130209703	$52	48,752	SH		Sole		X		
Coeur D'Alene Mining	Preferred	192108207	$835	143,670	SH		Sole		X		
Chesapeake Energy Corp.	Preferred	165167305	$498	16,000	SH		Sole		X		
Coleman Co. Inc.	Common	193559101	$172	18,000	SH		Sole		X		
Carematrix Corp.	Common	141706101	$259	50,000	SH		Sole		X		
3Com Corp.	Option	885535904	$1,438	500		Call	Sole		X		
Cisco Systems Inc.	Option	17275R902	$13,713	2,000		Call	Sole		X		
Cymer Inc.	Option	232572907	$2,602	750		Call	Sole		X		
Datatech Systems Inc.	Common	238128102	$696	285,684	SH		Sole		X		
Dell Computer Corp.	Option	247025909	$2,091	500		Call	Sole		X		
Duramed Pharmaceuticals Inc.	Common	266354109	$3,136	404,600	SH		Sole		X		
Duramed Pharmaceuticals Inc.	Option	266354959	$388	500		Put	Sole		X		
Echo Bay Mines	Common	278751102	$75	39,000	SH		Sole		X		
Elan Corp.	Common	284131208	$2,131	63,500	SH		Sole		X		
Einstein/Noah Bagel Corp.	Common	282577105	$232	308,900	SH		Sole		X		

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Einstein/Noah Bagel Corp.	Debt	282577AC9	$915	1,830	PRN		Sole		X		
Etoys Inc.	Common	297862104	$1,438	21,600	SH		Sole		X		
Federated Department Stores	Warrant	31410H127	$1,719	95,500	SH		Sole		X		
Genzyme Transgenics Corp.	Common	37246E105	$1,388	205,618	SH		Sole		X		
HMT Technology Corp.	Debt	403917AD9	$3,100	8,954	PRN		Sole		X		
Hercules Inc.	Common	427056106	$807	28,200	SH		Sole		X		
Healthsouth Corp.	Debt	421924AF8	$101	150	PRN		Sole		X		
Hexcel Corp.	Debt	428291AA6	$1,125	1,500	PRN		Sole		X		
Intl. Business Machines Corp.	Option	459200901	$15,172	1,250		Call	Sole		X		
Inacom Corp.	Option	45323G909	$1,061	1,155		Call	Sole		X		
Inacom Corp.	Option	45323G959	$459	500		Put	Sole		X		
Integrat Health	Debt	45812CAE6	$320	2,286	PRN		Sole		X		
Ingram Micro Inc.	Option	457153954	$322	250		Put	Sole		X		
Jacor Communications Inc.	Warrant	469858138	$7,030	484,800	SH		Sole		X		
Kmart Corp.	Preferred	498778208	$31,960	680,000	SH		Sole		X		
Kmart Corp.	Option	482584959	$2,630	2,250		Put	Sole		X		
Lasersight Inc.	Common	517924106	$5,235	384,200	SH		Sole		X		
Lernout & Hauspie Speech Prod.	Common	B5628B104	$5,911	169,500	SH		Sole		X		
Lernout & Hauspie Speech Prod.	Option	B5628B954	$872	250		Put	Sole		X		
Level 3 Communications Inc.	Common	52729N100	$6,674	127,800	SH		Sole		X		
Merrill Lynch	Option	590188908	$3,359	500		Call	Sole		X		
MIPS Technologies Inc.	Option	604567957	$1,273	400		Put	Sole		X		
Miravant Medical Technology	Common	604690107	$2,916	288,039	SH		Sole		X		
Micron Tech	Debt	595112AB9	$4,150	3,500	PRN		Sole		X		
Office Depot Inc.	Option	676220906	$815	800		Call	Sole		X		
Offshore Logistics	Debt	676255AF9	$10,136	11,995	PRN		Sole		X		
Pep Boys	Debt	713278AJ8	$5,268	9,450	PRN		Sole		X		
Priceline.com Inc.	Common	741503106	$287	4,448	SH		Sole		X		
Pride International Inc.	Common	741932107	$556	39,204	SH		Sole		X		
Pride International Inc.	Debt	741932AB3	$7,616	22,075	PRN		Sole		X		
Parker Drilling Co.	Debt	701081AD3	$923	1,223	PRN		Sole		X		
Patina Oil & Gas Corp.	Preferred	703224204	$1,230	47,768	SH		Sole		X		
Patina Oil & Gas Corp.	Warrant	703224113	$18	48,144	SH		Sole		X		
Psinet Inc.	Common	74437C101	$4,589	127,592	SH		Sole		X		

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Quantum Corp.	Debt	747906AC9	$590	705	PRN		Sole		X		
Queen Sand Resources Inc.	Common	747927101	$13	27,172	SH		Sole		X		
Rite Aid Corp.	Common	767754104	$276	20,000	SH		Sole		X		
Read-Rite Corp.	Debt	755246AA3	$6,547	18,839	PRN		Sole		X		
Red Hat Inc.	Common	756577102	$4,882	50,850	SH		Sole		X		
Res-Care Inc.	Common	760943100	$595	35,000	SH		Sole		X		
Res-Care Inc.	Debt	760943AC4	$14,366	14,475	PRN		Sole		X		
Rouse Company	Preferred	779273309	$4,889	137,238	SH		Sole		X		
Sinclair Broadcast Group	Preferred	829226505	$7,946	243,564	SH		Sole		X		
Sealed Air Corp.	Preferred	81211K209	$24,862	487,976	SH		Sole		X		
Sealed Air Corp.	Option	81211K900	$5,131	1,000		Call	Sole		X		
Seagate Tech.	Option	811804903	$1,541	500		Call	Sole		X		
Silicon Graphics Inc.	Common	827056102	$2,824	258,185	SH		Sole		X		
Silicon Graphics Inc.	Option	827056902	$3,281	3,000		Call	Sole		X		
Silicon Graphics Inc.	Debt	827056AC6	$10,347	13,266	PRN		Sole		X		
Simula Inc.	Debt	829206AB7	$2,237	2,992	PRN		Sole		X		
Sunbeam Corporation	Common	867071102	$7,619	1,339,600	SH		Sole		X		
Sunbeam Corporation	Option	867071902	$569	1,000		Call	Sole		X		
Sunbeam Corporation	Option	867071952	$455	800		Put	Sole		X		
Softnet Systems Inc.	Common	833964109	$3,249	133,300	SH		Sole		X		
St. Paul Companies	Preferred	792856205	$5,130	95,000	SH		Sole		X		
St. Paul Companies	Option	792856908	$810	150		Call	Sole		X		
St. Paul Companies	Option	792856958	$1,512	280		Put	Sole		X		
Sensormatic Electronics	Option	817265951	$1,243	980		Put	Sole		X		
Telefonos De Mexico	Common	879403780	$5,048	69,872	SH		Sole		X		
Telefonos De Mexico	Debt	879403AD5	$5,029	5,350	PRN		Sole		X		
TRO Learning Inc.	Common	87263R109	$64	11,080	SH		Sole		X		
Trans World Airlines	Common	893349837	$3,049	855,924	SH		Sole		X		
Unisys Corp.	Common	909214108	$1,602	35,498	SH		Sole		X		
UST Corp.	Common	902900109	$2,654	86,300	SH		Sole		X		
Seagram Co. Ltd.	Preferred	811850205	$8,335	179,740	SH		Sole		X		
Verio Inc.	Common	923433106	$16,740	540,000	SH		Sole		X		
Winstar Communications	Common	975515107	$6,934	177,499	SH		Sole		X		
Western Digital Corp.	Common	958102105	$938	250,000	SH		Sole		X		

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Western Digital Corp.	Debt	958102AH8	$18,655	167,684	PRN		Sole		X		
WHX Corp.	Common	929248102	$1,500	150,000	SH		Sole		X		
WHX Corp.	Preferred	929248201	$7,295	213,000	SH		Sole		X		
WHX Corp.	Preferred	929248300	$204	6,300	SH		Sole		X		
Telular Corp.	Common	87970T208	$273	140,814	SH		Sole		X		
Sheet B Risk Arb Totals:			**$440,404**								
AGGREGATE TOTALS:			**$821,087**								

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Form 13F
STARO ASSET MANAGEMENT

Column 1: Name of Issuer	Column 2: Title of Class	Column 3: CUSIP Number	Column 4: Fair Market Value (X$1000)	Column 5: Shares or Principal Amount	Column 5: Shares/ Prn. Amt.	Column 5: Put/ Call	Column 6: Investment Discretion	Column 7: Other Managers	Column 8: Voting Authority Sole	Column 8: Voting Authority Shared	Column 8: Voting Authority None
Abacus Direct Corp.	Common	002553105	$15,698	128,800	SH		Sole		X		
Aerial Communications Inc.	Common	007655103	$3,575	131,800	SH		Sole		X		
AFC Cable Systems Inc.	Common	000950105	$8,075	190,000	SH		Sole		X		
Associated Group Inc.	Common	045651205	$4,542	75,000	SH		Sole		X		
Atlantic Richfield Co.	Common	048825103	$3,903	44,045	SH		Sole		X		
Alza Corp.	Common	022615108	$10,784	251,900	SH		Sole		X		
Bell Atlantic Corp.	Common	077853109	$4,517	67,100	SH		Sole		X		
Burlington Resources Inc.	Common	122014103	$917	24,950	SH		Sole		X		
CBS Corporation	Option	12490K907	$2,313	500		Call	Sole		X		
Case Corporation	Common	14743R103	$20,420	419,409	SH		Sole		X		
Case Corporation	Option	14743R903	$2,678	550		Call	Sole		X		
Doubleclick Inc.	Common	258609304	$37,941	318,500	SH		Sole		X		
Delta Pine & Land Co.	Common	247357106	$6,365	245,404	SH		Sole		X		
Edify Corp.	Common	280599101	$3,110	248,200	SH		Sole		X		
Egghead.com Inc.	Common	282330109	$89	12,755	SH		Sole		X		
Flycast Communications Corp.	Common	344067103	$364	8,000	SH		Sole		X		
Fidelity Financial of Ohio	Common	31614P107	$1,182	65,000	SH		Sole		X		
First Security Corp.	Common	336294103	$533	22,400	SH		Sole		X		
General Instruments	Common	370120107	$3,609	75,000	SH		Sole		X		
GP Strategies Corp.	Common	36225V104	$563	50,000	SH		Sole		X		
General Surgical Innovations	Common	371013103	$1,210	173,600	SH		Sole		X		
HCIA Inc.	Common	403908106	$259	25,000	SH		Sole		X		
Healtheon Corporation	Common	422209106	$855	178,500	SH		Sole		X		
Impco Technologies Inc.	Common	45255W106	$256	20,000	SH		Sole		X		
Intel	Common	458140100	$1,598	21,500	SH		Sole		X		
Intel	Option	458140900	$5,573	750		Call	Sole		X		
Jeffbanks Inc.	Common	472317106	$1,273	44,100	SH		Sole		X		
JSB Financial Inc.	Common	46624M100	$4,603	80,400	SH		Sole		X		
King World Productions Inc.	Common	495667107	$2,704	72,100	SH		Sole		X		
Lucent Technologies Inc.	Common	549463107	$1,617	25,000	SH		Sole		X		
La-Z-Boy Inc.	Common	505336107	$2,859	150,000	SH		Sole		X		

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Mede America Corp.	Common	584067102	$1,780	77,400	SH		Sole		X		
Motorola Inc.	Option	620076909	$2,200	250		Call	Sole		X		
Mindspring Enterprises Inc.	Common	602683104	$1,575	56,900	SH		Sole		X		
Mindspring Enterprises Inc.	Debt	602683AA2	$5,115	5,500	PRN		Sole		X		
Monsanto Co.	Common	611662107	$2,073	58,100	SH		Sole		X		
Monsanto Co.	Option	611662907	$3,569	1,000		Call	Sole		X		
Nalco Chemical Co.	Common	629853102	$18,243	372,310	SH		Sole		X		
Nichols Research Corp.	Common	653818104	$1,385	52,000	SH		Sole		X		
NTL Incorporated	Common	629407107	$12,106	126,100	SH		Sole		X		
Orion Capital Corp.	Common	686268103	$12,698	268,380	SH		Sole		X		
Outdoor Systems Inc.	Common	690057104	$5,270	147,400	SH		Sole		X		
OEC Medical Systems Inc.	Common	670828102	$15,350	437,000	SH		Sole		X		
Prime Bancshares Inc.	Common	74157H108	$1,734	76,200	SH		Sole		X		
Perclose Inc.	Common	71361C107	$20,432	438,800	SH		Sole		X		
Pool Energy Services Co.	Common	732788104	$6,351	257,900	SH		Sole		X		
Qwest Communications Intl.	Common	749121109	$9,312	315,000	SH		Sole		X		
Republic New York Corp.	Common	760719104	$14,262	237,700	SH		Sole		X		
Roberts Pharmaceutical Corp.	Common	770491108	$5,554	183,600	SH		Sole		X		
Smart Modular Technologies	Common	831690102	$3,836	118,500	SH		Sole		X		
Stanford Telecommunications	Common	854402104	$5,074	159,500	SH		Sole		X		
AT&T Corp.	Option	001957959	$1,091	250		Put	Sole		X		
AT&T Corp.	Option	001957909	$1,091	250		Call	Sole		X		
Telebanc Financial Corp.	Common	87925R109	$16,115	717,000	SH		Sole		X		
Transaction Network Services	Common	893414102	$28,702	733,600	SH		Sole		X		
Mediaone Group Inc.	Common	58440J104	$4,612	67,700	SH		Sole		X		
Mediaone Group Inc.	Option	58440J904	$1,703	250		Call	Sole		X		
US West Inc.	Common	91273H101	$20,349	356,615	SH		Sole		X		
Voicestream Wireless Corp.	Common	928615103	$36,050	584,100	SH		Sole		X		
Voicestream Wireless Corp.	Option	928615903	$12,344	2,000		Call	Sole		X		
Walden Residential Props Inc.	Common	931210108	$1,272	58,300	SH		Sole		X		
Wyman-Gordon Co.	Common	983085101	$8,092	433,000	SH		Sole		X		
Xomed Surgical Products Inc.	Common	98412V107	$7,081	124,500	SH		Sole		X		
Sheet B Risk Arb Totals:			**$440,404**								
AGGREGATE TOTALS:			**$821,087**								

CONFIDENTIAL